LOSS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss attributable to LightInTheBox Holding Co., Ltd	$ (4,819)	$ (4,230)	$ (24,531)
Accretion of Series C convertible redeemable preferred shares	(1,621)	(2,971)	(2,800)
Net loss attributable to ordinary shareholders	(6,440)	(7,201)	(27,331)
Net loss attributable to shareholders of the Company allocated for computing net loss per ordinary share-basic	(6,440)	(6,843)	(22,288)
Net loss attributable to shareholders of the company allocated for computing net loss per nonvested share-basic		(358)	(5,043)
Net loss per ordinary share-basic	$ (0.09)	$ (0.20)	$ (0.76)
Net loss per nonvested share-basic		$ (0.20)	$ (0.76)
Net Loss per ordinary share-diluted	$ (0.09)	$ (0.20)	$ (0.76)
Shares (denominator):
Weighted average number of shares used in calculating net loss per nonvested share-basic		1,792,535	6,663,370
Weighted average number of shares used in calculating net loss per ordinary share-basic	71,555,449	34,316,430	29,445,595
Series A preferred shares
Computation of basic and diluted net loss per ordinary share
Weighted average number of shares used in calculating net loss per share-basic	6,616,438	15,000,000	15,000,000
Series B preferred shares
Computation of basic and diluted net loss per ordinary share
Weighted average number of shares used in calculating net loss per share-basic	7,729,202	17,522,725	17,522,725
Series C preferred shares
Computation of basic and diluted net loss per ordinary share
Net income attributable to preferred shares for computing basic net income per preferred share	$ 1,621	$ 2,971	$ 2,800
Net loss per preferred share (in dollars per share)	$ 0.38	$ 0.31	$ 0.29
Weighted average number of shares used in calculating net loss per share-basic	4,257,266	9,651,565	9,651,565